COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 3,089,638
Not later than one year
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	525,713
1-3 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	2,082,448
4-5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	388,541
More than 5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 92,936